Document And Entity Information	Nov. 06, 2019
Cover [Abstract]
Entity Registrant Name	ICF International, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001362004
Document Period End Date	Nov. 06, 2019
Entity Emerging Growth Company	false
Entity File Number	001-33045
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3661438
Entity Address, Address Line One	9300 Lee Highway
Entity Address, City or Town	Fairfax
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22031
City Area Code	(703)
Local Phone Number	934-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	ICFI
Name of each exchange on which registered	NASDAQ